Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

RRS-SUM-16-01 1.9880531.100	December 1, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class C and Class I
November 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ARRS-SUM-16-01 1.9880532.100	December 1, 2016